Accrued and Other Liabilities - Changes in Standard Warranty Reserve (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of year	€ 41,508	€ 27,475
Additions for the year	23,067	42,420
Utilization of the reserve	(37,006)	(22,749)
Release of the reserve	(11,837)	(5,468)
Effect of exchange rates	3,071	(170)
Balance at end of year	€ 18,803	€ 41,508